Concentration and Risk (Tables)	6 Months Ended
Jun. 30, 2024
Concentration and Risk [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash	Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	58,395	62,964
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	628	28
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	74,552	69,681
Financial Institutions in the PRC	10,324	9,728
Total	143,899	142,401